Long-term Debt - Secured financing arrangements (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended
	Apr. 13, 2018	May 15, 2018	Jun. 30, 2018	May 04, 2018	Apr. 02, 2018
Kamsarmax drybulk carrier Kelly
Lessor, Lease, Description [Line Items]
Purchase price					$ 26,218
Percentage of the purchase price received as finance lease income					50.00%
Kamsarmax drybulk carrier Kelly | Lease arrangement with a Chinese leasing company
Lessor, Lease, Description [Line Items]
Time Charter Agreement Duration			10 years
Finance lease payment terms			40 quarterly installments
Finance lease interest rate description			LIBOR
Date of agreement			Apr. 13, 2018
Financing amount drawn down	$ 13,109
First priority mortage			Kelly vessel
Nasaka, Morandi, Marini, Bacon and Castellani vessels
Lessor, Lease, Description [Line Items]
Purchase price				$ 164,000
Percentage of the purchase price received as finance lease income				50.00%
Number of finance leases				5
Nasaka, Morandi, Marini, Bacon and Castellani vessels | Lease arrangement with a Chinese leasing company
Lessor, Lease, Description [Line Items]
Time Charter Agreement Duration			8 years
Finance lease payment terms			22 quarterly installments
Finance lease interest rate description			LIBOR
Date of agreement			May 15, 2018
Financing amount drawn down		$ 82,000
First priority mortage			Nasaka, Morandi, Marini, Bacon and Castellani vessels